Prospectus supplement dated November 24, 2021
to the following prospectus(es):
Successor prospectus dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
1.	The prospectus offers the following underlying mutual funds as investment options under the contract.
Effective on or about December 6, 2021 (the "Effective Date"), the name of the investment options are updated as indicated below:
CURRENT NAME	UPDATED NAME
Wells Fargo Common Stock Fund – Class A	Allspring Common Stock Fund – Class A
Wells Fargo Enterprise Fund – Class A	Allspring Enterprise Fund – Class A
Wells Fargo Growth Fund – Class A	Allspring Growth Fund – Class A
Wells Fargo Large Cap Core Fund – Class A	Allspring Large Cap Core Fund – Class A
2.	On the Effective Date, the Sub-Advisors, Wells Capital Management, LLC and Wells Fargo Asset Management, will be renamed to Allspring Global Investments.
PROS-0603
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